Cover	9 Months Ended
Mar. 31, 2020
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Star Alliance International Corp.
Entity Central Index Key	0001614556
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false